Components of Inventories (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Raw material	$ 339.9	$ 312.2	$ 314.8
Work in progress	243.4	240.6	232.9
Finished products	217.9	206.0	201.9
Inventories	801.2	758.8	749.6
Inventory reserve at beginning of year	(83.3)	(87.8)	(83.5)
Reversal of reserve	4.3	5.1	5.1
Addition to reserve	(22.2)	(10.9)	(20.8)
Write-off against reserve	5.0	4.0	10.5
Translation difference	6.4	6.3	0.9
Inventory reserve at end of year	(89.8)	(83.3)	(87.8)
Total inventories, net of reserve	$ 711.4	$ 675.5	$ 661.8